November 20, 1995



OFICS Filer
SEC Operations
6432 General Green Way
Alexandria, VA  22312-2413

Attention:          Filings - Rule 497(j)

Re:            Dreyfus-Wilshire Target Funds, Inc.
               Registration Statement File No. 33-50390

Dear Sir/Madam:

     Pursuant to rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 6 under the Securities Act of 1933, electronically filed with the Securities and Exchange Commission on November 15, 1995.

                                             Very truly yours,



                                             Eric Fischman